Income tax note	12 Months Ended
Mar. 31, 2024
Income tax note
Income tax note

17. Income tax note

The reconciliation of the combined Canadian federal and provincial statutory income tax rate of 26.5% (2023 – 26.5%) to the effective tax rate is as follows:

	2024	2023
Net Income/(Loss) before recovery of income taxes	(51,159,048)	(3,206,403)
Expected income tax (recovery)/expense	(13,557,148)	(849,679)
Difference in foreign tax rates	966	—
Listing expense	10,992,625	—
Other permanent expenses	2,061,001	—
Change in tax benefits not recognized	502,556	849,679
Income tax (recovery)/expense	—	—

Unrecognized deferred tax asset

Deferred taxes are provided as a result of temporary differences that arise due to the differences between the income tax values and the carrying amounts of assets and liabilities. Deferred tax assets have not been recognized in respect of the following deductible temporary differences:

Unrecognized deductible temporary differences	2024	2023
Equipment	240	—
Other	124,132	22,035
Non-capital losses carried forward-Canada	1,357,347	—
Non-capital losses carried forward-Australia	164,861	1,699,257
	1,646,580	1,721,292

The Company’s non-capital loss carry forwards will expire as noted in the table below:

Year of expiry	Canada	Australia
2044	1,357,347	—
Indefinite	—	164,861
Total	1,357,347	164,861